Share Capital	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Share Capital
SHARE CAPITAL
Common Shares
The Company is authorized to issue an unlimited number of common shares. At December 31, 2018, the Company had 595,938,975 (2017 - 595,386,711) common shares issued and outstanding.
The amount and timing of any dividends payable by Hydro One is at the discretion of the Hydro One Board of Directors and is established on the basis of Hydro One’s results of operations, maintenance of its deemed regulatory capital structure, financial condition, cash requirements, the satisfaction of solvency tests imposed by corporate laws for the declaration and payment of dividends and other factors that the Board of Directors may consider relevant.
The following tables present the changes to common shares during the years ended December 31, 2018 and 2017:

	Ownership by
Year ended December 31, 2018 (number of shares)	Public	Province	Total
Common shares – beginning	312,974,063	282,412,648	595,386,711
Common shares issued - share grants[1]	481,460	—	481,460
Common shares issued - LTIP[2]	70,804	—	70,804
Common shares – ending	313,526,327	282,412,648	595,938,975
	52.6%	47.4%	100%
1 In 2018, Hydro One issued from treasury 481,460 common shares in accordance with provisions of the Power Workers’ Union (PWU) and the Society Share Grant Plans.
2 In 2018, Hydro One issued from treasury 70,804 common shares in accordance with provisions of the LTIP.

	Ownership by
Year ended December 31, 2017 (number of shares)	Public	Province	Total
Common shares – beginning	178,196,340	416,803,660	595,000,000
Secondary offering[1]	120,000,000	(120,000,000)	—
Common shares issued - share grants[2]	371,611	—	371,611
Common shares issued - LTIP[3]	15,100	—	15,100
Sale of common shares[4]	14,391,012	(14,391,012)	—
Common shares – ending	312,974,063	282,412,648	595,386,711
	52.6%	47.4%	100%
1 In May 2017, Hydro One announced the closing of a secondary offering by the Province, on a bought deal basis, of 120 million common shares of Hydro One on the Toronto Stock Exchange. Hydro One did not receive any of the proceeds from the sale of the common shares by the Province.
2 In 2017, Hydro One issued from treasury 371,611 common shares in accordance with provisions of the PWU Share Grant Plan.
3 In 2017, Hydro One issued from treasury 15,100 common shares in accordance with provisions of the LTIP.
4 In December 2017, the Province sold 14,391,012 common shares of Hydro One to OFN Power Holdings LP, a limited partnership wholly-owned by Ontario First Nations Sovereign Wealth LP, which is in turn owned by 129 First Nations in Ontario. Hydro One did not receive any of the proceeds from the sale of the common shares by the Province.
Preferred Shares
The Company is authorized to issue an unlimited number of preferred shares, issuable in series. At December 31, 2018 and 2017, two series of preferred shares were authorized for issuance: the Series 1 preferred shares and the Series 2 preferred shares. At December 31, 2018 and 2017, the Company had 16,720,000 Series 1 preferred shares and no Series 2 preferred shares issued and outstanding.
Hydro One may from time to time issue preferred shares in one or more series. Prior to issuing shares in a series, the Hydro One Board of Directors is required to fix the number of shares in the series and determine the designation, rights, privileges, restrictions and conditions attaching to that series of preferred shares. Holders of Hydro One’s preferred shares are not entitled to receive notice of, to attend or to vote at any meeting of the shareholders of Hydro One except that votes may be granted to a series of preferred shares when dividends have not been paid on any one or more series as determined by the applicable series provisions. Each series of preferred shares ranks on parity with every other series of preferred shares, and are entitled to a preference over the common shares and any other shares ranking junior to the preferred shares, with respect to dividends and the distribution of assets and return of capital in the event of the liquidation, dissolution or winding up of Hydro One.
For the period commencing from the date of issue of the Series 1 preferred shares and ending on and including November 19, 2020, the holders of Series 1 preferred shares are entitled to receive fixed cumulative preferential dividends of $1.0625 per share per year, if and when declared by the Board of Directors, payable quarterly. The dividend rate will reset on November 20, 2020 and every five years thereafter at a rate equal to the sum of the then five-year Government of Canada bond yield and 3.53%. The Series 1 preferred shares will not be redeemable by Hydro One prior to November 20, 2020, but will be redeemable by Hydro One on November 20, 2020 and on November 20 of every fifth year thereafter at a redemption price equal to $25.00 for each Series 1 preferred share redeemed, plus any accrued or unpaid dividends. The holders of Series 1 preferred shares will have the right, at their option, on November 20, 2020 and on November 20 of every fifth year thereafter, to convert all or any of their Series 1 preferred shares into Series 2 preferred shares on a one-for-one basis, subject to certain restrictions on conversion. At December 31, 2018, no preferred share dividends were in arrears.
The holders of Series 2 preferred shares will be entitled to receive quarterly floating rate cumulative dividends, if and when declared by the Board of Directors, at a rate equal to the sum of the then three-month Government of Canada treasury bill rate and 3.53% as reset quarterly. The Series 2 preferred shares will not be redeemable by Hydro One prior to November 20, 2020, but will be redeemable by Hydro One at a redemption price equal to $25.00 for each Series 2 preferred share redeemed, if redeemed on November 20, 2025 or on November 20 of every fifth year thereafter, or $25.50 for each Series 2 preferred share redeemed, if redeemed on any other date after November 20, 2020, in each case plus any accrued or unpaid dividends. The holders of Series 2 preferred shares will have the right, at their option, on November 20, 2025 and on November 20 of every fifth year thereafter, to convert all or any of their Series 2 preferred shares into Series 1 preferred shares on a one-for-one basis, subject to certain restrictions on conversion.
Share Ownership Restrictions
The Electricity Act imposes share ownership restrictions on securities of Hydro One carrying a voting right (Voting Securities). These restrictions provide that no person or company (or combination of persons or companies acting jointly or in concert) may beneficially own or exercise control or direction over more than 10% of any class or series of Voting Securities, including common shares of the Company (Share Ownership Restrictions). The Share Ownership Restrictions do not apply to Voting Securities held by the Province, nor to an underwriter who holds Voting Securities solely for the purpose of distributing those securities to purchasers who comply with the Share Ownership Restrictions.